LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Interest expense on lease liabilities	$ 319	$ 343	$ 361
Expenses relating to short-term leases	0	0	25
Total cash outflow for leases	2,787	2,992	$ 2,808
Lease payments applicable in extension option periods which are not reasonably certain to be exercised	2,217	$ 2,479
Capital gain	$ 399
Buildings | Minimum
Leases
Lease term	4 years
Buildings | Maximum
Leases
Lease term	11 years
Vehicles
Leases
Lease term	3 years